DEFERRED INCOME TAXES - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Net deferred tax asset balance	€ 183	€ 161	€ 141
Deductible temporary differences and unused tax losses for which no deferred tax asset recognized	920	1,009
Related tax impact	€ 224	€ 259